John Hancock
Multi-Asset High Income Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 1.3%					$1,947,210
(Cost $2,024,201)
Argentina 0.1%					123,292
Republic of Argentina Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41		400,000	123,292
Bahrain 0.2%					383,361
Kingdom of Bahrain Bond (A)	5.450	09-16-32		405,000	383,361
Colombia 0.3%					399,707
Republic of Colombia Bond	6.125	01-18-41		385,000	399,707
Costa Rica 0.5%					696,850
Republic of Costa Rica Bond (A)	6.125	02-19-31		700,000	696,850
Egypt 0.2%					344,000
Arab Republic of Egypt Bond (A)	8.875	05-29-50		400,000	344,000

Corporate bonds 55.6%					$84,247,005
(Cost $84,458,389)
Communication services 9.3%					14,151,948
Diversified telecommunication services 3.7%
C&W Senior Financing DAC (A)	6.875	09-15-27		440,000	459,132
Cable Onda SA (A)	4.500	01-30-30		200,000	204,920
Cellnex Telecom SA	1.875	06-26-29	EUR	400,000	451,710
Connect Finco SARL (A)	6.750	10-01-26		300,000	312,750
IHS Holding, Ltd. (A)	5.625	11-29-26		240,000	238,320
IHS Holding, Ltd. (A)	6.250	11-29-28		210,000	208,373
Iliad Holding SASU (A)	5.125	10-15-26	EUR	125,000	144,854
Iliad Holding SASU (A)	6.500	10-15-26		315,000	322,144
Kenbourne Invest SA	4.700	01-22-28		200,000	194,300
Network i2i, Ltd. (5.650% to 1-15-25, then 5 Year CMT + 4.274%) (B)	5.650	01-15-25		200,000	210,064
PPF Telecom Group BV	3.125	03-27-26	EUR	325,000	391,064
Radiate Holdco LLC (A)	6.500	09-15-28		485,000	470,305
Sable International Finance, Ltd. (A)	5.750	09-07-27		382,000	390,324
Telecom Italia Capital SA	6.000	09-30-34		400,000	403,000
Telesat Canada (A)	5.625	12-06-26		315,000	289,014
Total Play Telecomunicaciones SA de CV (A)	6.375	09-20-28		260,000	253,503
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		510,000	526,575
Zayo Group Holdings, Inc. (A)	6.125	03-01-28		130,000	122,363
Entertainment 0.9%
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) (A)	10.000	06-15-26		230,000	233,738
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		350,000	354,375
Netflix, Inc. (A)	4.875	06-15-30		300,000	347,400
ROBLOX Corp. (A)	3.875	05-01-30		235,000	235,588
WMG Acquisition Corp. (A)	3.000	02-15-31		225,000	211,889
Interactive media and services 0.5%
Arches Buyer, Inc. (A)	6.125	12-01-28		60,000	60,582
Match Group Holdings II LLC (A)	4.125	08-01-30		270,000	267,638
TripAdvisor, Inc. (A)	7.000	07-15-25		390,000	408,950
Media 2.4%
Altice Financing SA (A)	4.250	08-15-29	EUR	100,000	108,616
2	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Altice Financing SA (A)	5.750	08-15-29		255,000	$242,866
Altice France Holding SA (A)	6.000	02-15-28		550,000	513,563
CCO Holdings LLC	4.500	05-01-32		400,000	398,352
Globo Comunicacao e Participacoes SA (A)	4.875	01-22-30		500,000	472,880
iHeartCommunications, Inc.	8.375	05-01-27		250,000	263,038
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		245,000	244,027
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		420,000	435,431
National CineMedia LLC (A)	5.875	04-15-28		270,000	241,434
Townsquare Media, Inc. (A)	6.875	02-01-26		112,000	117,449
Virgin Media Finance PLC (A)	5.000	07-15-30		400,000	388,000
VTR Comunicaciones SpA (A)	4.375	04-15-29		220,000	218,902
Wireless telecommunication services 1.8%
Globe Telecom, Inc.	2.500	07-23-30		200,000	189,978
Millicom International Cellular SA (A)	6.250	03-25-29		373,500	396,844
Oztel Holdings SPC, Ltd. (A)	5.625	10-24-23		320,000	329,832
SoftBank Group Corp.	5.125	09-19-27		265,000	264,630
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (B)	6.875	07-19-27		500,000	489,375
T-Mobile USA, Inc.	4.375	04-15-40		170,000	193,044
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25		450,000	456,679
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	420,000	474,133
Consumer discretionary 7.7%					11,659,578
Automobiles 0.5%
Ford Motor Company	3.250	02-12-32		71,000	71,000
Ford Motor Credit Company LLC	4.000	11-13-30		200,000	209,750
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (B)	5.700	09-30-30		480,000	542,400
Diversified consumer services 1.0%
GEMS MENASA Cayman, Ltd. (A)	7.125	07-31-26		325,000	333,385
King Talent Management, Ltd. (5.600% to 12-4-22, then 5 Year CMT + 3.521%) (B)	5.600	12-04-22		200,000	185,663
Sotheby’s (A)	7.375	10-15-27		500,000	522,500
Stena International SA (A)	6.125	02-01-25		400,000	410,000
Hotels, restaurants and leisure 5.1%
Affinity Gaming (A)	6.875	12-15-27		305,000	312,625
Carnival Corp. (A)	5.750	03-01-27		230,000	224,791
Carnival Corp. (A)	6.000	05-01-29		237,000	230,325
Carnival Corp. (A)	7.625	03-01-26		110,000	112,804
CEC Entertainment LLC (A)	6.750	05-01-26		260,000	253,175
Dave & Buster’s, Inc. (A)	7.625	11-01-25		216,000	228,960
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		245,000	237,814
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28		195,000	206,258
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29		370,000	367,357
International Game Technology PLC (A)	4.125	04-15-26		260,000	264,550
International Game Technology PLC (A)	5.250	01-15-29		440,000	457,701
International Game Technology PLC (A)	6.500	02-15-25		400,000	434,000
Life Time, Inc. (A)	8.000	04-15-26		120,000	123,000
MGM Resorts International	6.750	05-01-25		425,000	442,531
Mohegan Gaming & Entertainment (A)	8.000	02-01-26		490,000	496,387
New Red Finance, Inc. (A)	4.375	01-15-28		450,000	447,750
Premier Entertainment Sub LLC (A)	5.875	09-01-31		380,000	381,425
Resorts World Las Vegas LLC (A)	4.625	04-16-29		500,000	507,543
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Resorts World Las Vegas LLC	4.625	04-16-29		200,000	$203,017
Sazka Group AS (A)	3.875	02-15-27	EUR	450,000	505,963
Studio City Finance, Ltd. (A)	6.500	01-15-28		200,000	199,000
Travel + Leisure Company	6.600	10-01-25		310,000	337,900
Travel + Leisure Company (A)	6.625	07-31-26		280,000	302,936
Yum! Brands, Inc. (A)	4.750	01-15-30		420,000	442,835
Household durables 0.3%
Empire Communities Corp. (A)	7.000	12-15-25		110,000	112,693
KB Home	4.000	06-15-31		251,000	253,482
TopBuild Corp. (A)	3.625	03-15-29		130,000	128,863
Internet and direct marketing retail 0.5%
MercadoLibre, Inc.	3.125	01-14-31		400,000	371,709
Prosus NV (A)	2.031	08-03-32	EUR	170,000	189,650
Prosus NV (A)	3.832	02-08-51		200,000	181,024
Multiline retail 0.1%
Golden Eagle Retail Group, Ltd.	4.625	05-21-23		200,000	198,344
Specialty retail 0.2%
Asbury Automotive Group, Inc. (A)	4.625	11-15-29		55,000	55,347
Group 1 Automotive, Inc. (A)	4.000	08-15-28		175,000	173,121
Consumer staples 2.8%					4,233,135
Food and staples retailing 0.2%
Performance Food Group, Inc. (A)	4.250	08-01-29		150,000	144,435
U.S. Foods, Inc. (A)	4.750	02-15-29		195,000	197,418
Food products 2.0%
BRF SA (A)	5.750	09-21-50		200,000	188,760
JBS USA Food Company (A)	5.750	01-15-28		500,000	524,400
Kraft Heinz Foods Company	4.250	03-01-31		230,000	263,116
Lamb Weston Holdings, Inc. (A)	4.125	01-31-30		228,000	227,360
MARB BondCo PLC (A)	3.950	01-29-31		215,000	202,668
NBM US Holdings, Inc. (A)	7.000	05-14-26		700,000	733,789
Post Holdings, Inc. (A)	4.500	09-15-31		400,000	386,008
Ulker Biskuvi Sanayi AS (A)	6.950	10-30-25		505,000	515,706
Household products 0.3%
Edgewell Personal Care Company (A)	4.125	04-01-29		160,000	157,845
Edgewell Personal Care Company (A)	5.500	06-01-28		300,000	312,750
Personal products 0.3%
Natura Cosmeticos SA (A)	4.125	05-03-28		200,000	190,500
Oriflame Investment Holding PLC (A)	5.125	05-04-26		200,000	188,380
Energy 7.1%					10,734,961
Energy equipment and services 0.3%
Inkia Energy, Ltd. (A)	5.875	11-09-27		500,000	508,130
Oil, gas and consumable fuels 6.8%
Antero Resources Corp. (A)	5.375	03-01-30		65,000	67,031
Antero Resources Corp. (A)	8.375	07-15-26		71,000	78,721
Ascent Resources Utica Holdings LLC (A)	5.875	06-30-29		180,000	177,300
Cheniere Energy Partners LP (A)	4.000	03-01-31		230,000	234,600
Cheniere Energy Partners LP	4.000	03-01-31		230,000	230,000
Cheniere Energy Partners LP	4.500	10-01-29		445,000	467,750
Energean Israel Finance, Ltd. (A)	5.375	03-30-28		100,000	97,721
Energean Israel Finance, Ltd. (A)	5.875	03-30-31		190,000	184,129
4	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (B)	7.125	05-15-30		510,000	$521,220
EQM Midstream Partners LP (A)	4.750	01-15-31		205,000	207,050
Genesis Energy LP	7.750	02-01-28		215,000	210,184
Greenko Solar Mauritius, Ltd.	5.950	07-29-26		200,000	210,497
HPCL-Mittal Energy, Ltd.	5.450	10-22-26		200,000	207,441
Indika Energy Capital III Pte, Ltd.	5.875	11-09-24		200,000	201,000
Indika Energy Capital IV Pte, Ltd. (A)	8.250	10-22-25		250,000	256,905
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		200,000	193,484
Leviathan Bond, Ltd. (A)	6.750	06-30-30		410,000	430,671
MC Brazil Downstream Trading SARL (A)	7.250	06-30-31		295,000	283,560
Medco Bell Pte, Ltd.	6.375	01-30-27		400,000	385,200
MEG Energy Corp. (A)	5.875	02-01-29		87,000	86,321
MEG Energy Corp. (A)	7.125	02-01-27		255,000	260,738
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (B)	6.875	02-15-23		525,000	527,625
New Fortress Energy, Inc. (A)	6.500	09-30-26		330,000	311,959
NuStar Logistics LP	6.375	10-01-30		235,000	250,275
Occidental Petroleum Corp.	6.375	09-01-28		135,000	153,900
Occidental Petroleum Corp.	6.625	09-01-30		135,000	161,955
Parkland Corp. (A)	5.875	07-15-27		350,000	366,625
Petrobras Global Finance BV	5.500	06-10-51		275,000	243,884
Petroleos Mexicanos	6.625	06-15-35		635,000	582,251
Petroleos Mexicanos (A)	6.875	10-16-25		260,000	277,394
Petroleos Mexicanos	7.470	11-12-26	MXN	12,562,500	532,245
Petrorio Luxembourg Sarl (A)	6.125	06-09-26		215,000	210,163
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)	6.125	11-15-22		340,000	287,086
Sunoco LP (A)	4.500	04-30-30		132,000	130,680
Talos Production, Inc.	12.000	01-15-26		100,000	104,500
Thaioil Treasury Center Company, Ltd.	3.500	10-17-49		300,000	267,756
The Oil and Gas Holding Company BSCC (A)	7.500	10-25-27		450,000	482,723
Transportadora de Gas del Sur SA (A)	6.750	05-02-25		125,000	114,188
Venture Global Calcasieu Pass LLC (A)	4.125	08-15-31		225,000	230,099
Financials 6.9%					10,379,307
Banks 3.9%
Axis Bank, Ltd. (4.100% to 9-8-26, then 5 Year CMT + 3.315%) (A)(B)	4.100	09-08-26		200,000	198,156
Banco do Brasil SA (A)	3.250	09-30-26		200,000	194,000
Banco do Brasil SA (A)	4.875	04-19-23		340,000	351,594
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)	6.100	03-17-25		650,000	700,375
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (B)	4.375	03-15-28		300,000	287,802
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (B)	6.125	12-15-25		330,000	353,615
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)	8.125	12-23-25		385,000	453,338
Freedom Mortgage Corp. (A)	6.625	01-15-27		140,000	131,600
Freedom Mortgage Corp. (A)	8.250	04-15-25		254,000	252,730
HDFC Bank, Ltd. (3.700% to 8-25-26, then 5 Year CMT + 2.925%) (A)(B)	3.700	08-25-26		200,000	198,978
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)	6.500	04-16-25		440,000	475,420
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)	6.750	02-01-24		520,000	558,350
Nanyang Commercial Bank, Ltd. (5.000% to 6-2-22, then 5 Year CMT + 3.205%) (B)	5.000	06-02-22		200,000	201,728
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Nordea Bank ABP (3.750% to 3-1-29, then 5 Year CMT + 2.602%) (A)(B)	3.750	03-01-29	935,000	$874,739
The Bank of East Asia, Ltd. (5.825% to 10-21-25, then 5 Year CMT + 5.527%) (B)	5.825	10-21-25	250,000	261,058
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)	3.700	01-15-27	395,000	385,619
Capital markets 1.1%
Deutsche Bank AG (4.875% to 12-1-27, then 5 Year ICE Swap Rate + 2.553%)	4.875	12-01-32	425,000	462,111
Guangxi Financial Investment Group Company, Ltd.	3.600	11-18-23	400,000	364,110
Jane Street Group (A)	4.500	11-15-29	90,000	89,865
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (B)	5.375	06-01-25	300,000	324,480
XP, Inc. (A)	3.250	07-01-26	420,000	398,118
Consumer finance 0.3%
Unifin Financiera SAB de CV (A)	9.875	01-28-29	475,000	398,292
Diversified financial services 0.5%
Brightstar Escrow Corp. (A)	9.750	10-15-25	185,000	197,719
LS Finance 2017, Ltd.	4.875	07-15-24	200,000	189,650
Operadora de Servicios Mega SA de CV (A)	8.250	02-11-25	390,000	348,217
Insurance 1.0%
Athene Holding, Ltd.	6.150	04-03-30	320,000	396,487
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (B)	6.000	06-01-25	400,000	433,000
SBL Holdings, Inc. (6.500% to 11-13-26, then 5 Year CMT + 5.620%) (A)(B)	6.500	11-13-26	800,000	778,000
Thrifts and mortgage finance 0.1%
Nationstar Mortgage Holdings, Inc. (A)	5.125	12-15-30	125,000	120,156
Health care 3.5%				5,343,933
Health care equipment and supplies 0.1%
Mozart Debt Merger Sub, Inc. (A)	5.250	10-01-29	55,000	54,931
Varex Imaging Corp. (A)	7.875	10-15-27	148,000	162,800
Health care providers and services 2.1%
Cano Health LLC (A)	6.250	10-01-28	59,000	57,848
Centene Corp.	2.500	03-01-31	330,000	316,198
Centene Corp.	3.375	02-15-30	515,000	518,678
DaVita, Inc. (A)	3.750	02-15-31	245,000	227,170
DaVita, Inc. (A)	4.625	06-01-30	500,000	493,750
HealthEquity, Inc. (A)	4.500	10-01-29	135,000	133,313
MEDNAX, Inc. (A)	6.250	01-15-27	500,000	521,850
Rede D’or Finance Sarl (A)	4.500	01-22-30	419,000	385,773
Select Medical Corp. (A)	6.250	08-15-26	330,000	346,470
U.S. Renal Care, Inc. (A)	10.625	07-15-27	250,000	255,625
Health care technology 0.2%
Change Healthcare Holdings LLC (A)	5.750	03-01-25	260,000	260,909
Pharmaceuticals 1.1%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	500,000	523,745
Bausch Health Companies, Inc. (A)	5.750	08-15-27	325,000	331,042
Organon & Company (A)	5.125	04-30-31	295,000	301,269
Viatris, Inc.	4.000	06-22-50	420,000	452,562
Industrials 6.2%				9,374,943
Aerospace and defense 0.4%
Embraer Netherlands Finance BV (A)	6.950	01-17-28	265,000	287,194
6	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
The Boeing Company	5.705	05-01-40		275,000	$351,229
Air freight and logistics 0.4%
Simpar Europe SA (A)	5.200	01-26-31		200,000	183,160
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	1,190,000	170,755
XPO Logistics, Inc. (A)	6.250	05-01-25		270,000	280,730
Airlines 0.4%
American Airlines, Inc. (A)	5.750	04-20-29		210,000	219,006
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		180,660	196,513
United Airlines, Inc. (A)	4.375	04-15-26		220,000	220,876
Building products 0.4%
Builders FirstSource, Inc. (A)	5.000	03-01-30		500,000	530,890
Commercial services and supplies 1.5%
Albion Financing 1 Sarl (A)	5.250	10-15-26	EUR	100,000	111,484
Albion Financing 1 Sarl (A)	6.125	10-15-26		200,000	194,496
Allied Universal Holdco LLC (A)	6.000	06-01-29		275,000	261,250
Allied Universal Holdco LLC (A)	6.625	07-15-26		330,000	339,141
APX Group, Inc. (A)	5.750	07-15-29		245,000	238,875
Cimpress PLC (A)	7.000	06-15-26		500,000	516,875
Elis SA	1.625	04-03-28	EUR	300,000	336,421
Prime Security Services Borrower LLC (A)	3.375	08-31-27		225,000	212,906
Stericycle, Inc. (A)	3.875	01-15-29		115,000	112,125
Construction and engineering 1.4%
Arcosa, Inc. (A)	4.375	04-15-29		170,000	171,545
Ellaktor Value PLC (A)	6.375	12-15-24	EUR	550,000	589,361
Global Infrastructure Solutions, Inc. (A)	5.625	06-01-29		235,000	237,350
IEA Energy Services LLC (A)	6.625	08-15-29		160,000	155,200
IHS Netherlands Holdco BV (A)	8.000	09-18-27		400,000	420,000
Picasso Finance Sub, Inc. (A)	6.125	06-15-25		211,000	219,176
Tutor Perini Corp. (A)	6.875	05-01-25		240,000	240,000
Electrical equipment 0.2%
Atkore, Inc. (A)	4.250	06-01-31		125,000	125,313
Vertiv Group Corp. (A)	4.125	11-15-28		199,000	198,503
Industrial conglomerates 0.3%
Turkiye Sise ve Cam Fabrikalari AS (A)	6.950	03-14-26		435,000	458,942
Machinery 0.3%
HTA Group, Ltd. (A)	7.000	12-18-25		205,000	211,150
Madison IAQ LLC (A)	5.875	06-30-29		124,000	119,294
TK Elevator Holdco GmbH (A)	6.625	07-15-28	EUR	117,000	137,908
Road and rail 0.5%
Uber Technologies, Inc. (A)	8.000	11-01-26		750,000	798,750
Trading companies and distributors 0.1%
Alta Equipment Group, Inc. (A)	5.625	04-15-26		125,000	127,694
Transportation infrastructure 0.3%
Adani Ports & Special Economic Zone, Ltd.	4.375	07-03-29		200,000	209,270
GMR Hyderabad International Airport, Ltd.	4.250	10-27-27		200,000	191,561
Information technology 1.6%					2,425,150
IT services 0.6%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25		935,000	889,400
Semiconductors and semiconductor equipment 0.2%
Qorvo, Inc. (A)	3.375	04-01-31		330,000	332,607
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Software 0.3%
CA Magnum Holdings (A)	5.375	10-31-26		80,000	$81,700
Clarivate Science Holdings Corp. (A)	3.875	07-01-28		91,000	89,456
Consensus Cloud Solutions, Inc. (A)	6.000	10-15-26		141,000	141,772
Consensus Cloud Solutions, Inc. (A)	6.500	10-15-28		209,000	212,135
Technology hardware, storage and peripherals 0.5%
Atento Luxco 1 SA (A)	8.000	02-10-26		160,000	165,141
Seagate HDD Cayman Company	4.125	01-15-31		300,000	302,235
Xerox Holdings Corp. (A)	5.500	08-15-28		210,000	210,704
Materials 4.9%					7,477,597
Chemicals 1.3%
Braskem Idesa SAPI (A)	6.990	02-20-32		200,000	196,000
Braskem Netherlands Finance BV (A)	5.875	01-31-50		285,000	296,756
Cydsa SAB de CV (A)	6.250	10-04-27		450,000	445,505
ICL Group, Ltd. (A)	6.375	05-31-38		400,000	518,220
SCIL IV LLC (A)	5.375	11-01-26		200,000	201,754
The Chemours Company (A)	4.625	11-15-29		190,000	183,588
UPL Corp., Ltd. (5.250% to 2-27-25, then 5 Year CMT + 3.865%) (B)	5.250	02-27-25		200,000	201,014
Construction materials 0.5%
Cemex SAB de CV (A)	3.875	07-11-31		200,000	194,662
Standard Industries, Inc. (A)	5.000	02-15-27		210,000	215,283
Wienerberger AG	2.750	06-04-25	EUR	300,000	361,438
Containers and packaging 0.3%
Ardagh Packaging Finance PLC (A)	5.250	08-15-27		340,000	333,200
Graham Packaging Company, Inc. (A)	7.125	08-15-28		120,000	122,400
Metals and mining 2.8%
ABJA Investment Company Pte, Ltd.	5.950	07-31-24		300,000	322,928
Adaro Indonesia PT	4.250	10-31-24		250,000	254,750
Chalieco Hong Kong Corp., Ltd. (5.000% to 5-21-23, then 3 Year CMT + 6.380%) (B)	5.000	05-21-23		200,000	201,808
China Hongqiao Group, Ltd.	7.125	07-22-22		400,000	401,992
Commercial Metals Company	3.875	02-15-31		195,000	194,025
First Quantum Minerals, Ltd. (A)	7.500	04-01-25		450,000	462,330
Gold Fields Orogen Holdings BVI, Ltd. (A)	6.125	05-15-29		475,000	545,300
HBIS Group Hong Kong Company, Ltd.	3.750	12-18-22		300,000	299,315
JSW Steel, Ltd. (A)	5.050	04-05-32		200,000	194,802
JSW Steel, Ltd.	5.950	04-18-24		200,000	208,608
Shandong Iron and Steel Xinheng International Company, Ltd.	6.850	09-25-22		400,000	408,904
Volcan Cia Minera SAA (A)	4.375	02-11-26		430,000	410,736
Yankuang Group Cayman, Ltd.	4.000	07-16-23		300,000	302,279
Real estate 2.8%					4,220,995
Equity real estate investment trusts 0.8%
RHP Hotel Properties LP (A)	4.500	02-15-29		230,000	223,943
RLJ Lodging Trust LP (A)	3.750	07-01-26		142,000	140,225
RLJ Lodging Trust LP (A)	4.000	09-15-29		200,000	195,000
Uniti Group LP (A)	6.500	02-15-29		130,000	124,985
VICI Properties LP (A)	4.625	12-01-29		465,000	493,951
Real estate management and development 2.0%
Agile Group Holdings, Ltd.	6.050	10-13-25		200,000	123,820
Central China Real Estate, Ltd.	7.250	07-16-24		200,000	134,037
Central China Real Estate, Ltd.	7.900	11-07-23		200,000	140,000
China SCE Group Holdings, Ltd.	7.375	04-09-24		200,000	163,078
8	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Real estate management and development (continued)
CIFI Holdings Group Company, Ltd.	6.000	07-16-25	200,000	$190,083
Country Garden Holdings Company, Ltd.	5.625	01-14-30	350,000	323,174
Greenland Global Investment, Ltd.	6.750	03-03-24	400,000	331,200
Kaisa Group Holdings, Ltd.	11.950	10-22-22	200,000	67,000
New World China Land, Ltd.	4.750	01-23-27	300,000	313,146
NWD MTN, Ltd.	3.750	01-14-31	200,000	193,090
Powerlong Real Estate Holdings, Ltd.	6.250	08-10-24	200,000	170,061
Redsun Properties Group, Ltd.	9.700	04-16-23	200,000	108,050
RKPF Overseas 2019 A, Ltd.	6.000	09-04-25	200,000	180,584
Sunac China Holdings, Ltd.	7.500	02-01-24	200,000	137,212
Yanlord Land HK Company, Ltd.	6.750	04-23-23	200,000	200,006
Yuzhou Group Holdings Company, Ltd.	6.000	10-25-23	200,000	67,850
Yuzhou Group Holdings Company, Ltd.	8.500	02-04-23	200,000	70,500
Zhenro Properties Group, Ltd.	7.875	04-14-24	200,000	130,000
Utilities 2.8%				4,245,458
Electric utilities 1.5%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%)	3.250	01-15-82	490,000	474,333
Edison International (5.000% to 12-15-26, then 5 Year CMT + 3.901%) (B)	5.000	12-15-26	350,000	350,700
Light Servicos de Eletricidade SA (A)	4.375	06-18-26	395,000	381,969
NRG Energy, Inc. (A)	3.375	02-15-29	100,000	96,508
NRG Energy, Inc. (A)	3.625	02-15-31	160,000	152,000
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (B)	6.250	02-01-22	450,000	450,989
Vistra Operations Company LLC (A)	5.625	02-15-27	330,000	338,875
Gas utilities 0.7%
AmeriGas Partners LP	5.750	05-20-27	400,000	432,000
Infraestructura Energetica Nova SAB de CV (A)	4.750	01-15-51	417,000	407,534
Superior Plus LP (A)	4.500	03-15-29	245,000	249,680
Independent power and renewable electricity producers 0.4%
Adani Green Energy, Ltd. (A)	4.375	09-08-24	200,000	200,922
JSW Hydro Energy, Ltd. (A)	4.125	05-18-31	193,000	190,698
ReNew Power Private, Ltd.	6.450	09-27-22	200,000	202,000
Multi-utilities 0.2%

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (B)	4.875	10-15-25	300,000	317,250
Term loans (C) 0.9%				$1,333,853
(Cost $1,343,306)
Communication services 0.2%				333,312
Interactive media and services 0.1%
Dotdash Meredith, Inc., Term Loan B (D)	TBD	11-22-26	155,000	153,838
Media 0.1%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.250	09-01-27	180,000	179,474
Health care 0.1%				129,645
Health care providers and services 0.1%
Cano Health LLC, Term Loan (3 month LIBOR + 4.500%)	5.250	11-23-27	30,000	29,978
Mamba Purchaser, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.250	10-16-28	100,000	99,667
Industrials 0.3%				435,978
Airlines 0.3%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (D)	TBD	04-20-28	425,000	435,978
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.2%				$320,924
Software 0.2%
Ascend Learning LLC, 2021 Term Loan (D)	TBD	11-18-28	105,000	104,311
Grab Holdings, Inc., Term Loan B (D)	TBD	01-29-26	215,000	216,613
Materials 0.1%				113,994
Chemicals 0.1%

KRATON Polymers US LLC, 2021 USD Term Loan (D)	TBD	11-18-28	115,000	113,994
Collateralized mortgage obligations 0.3%				$422,337
(Cost $409,416)
Commercial and residential 0.3%				422,337
BX Commercial Mortgage Trust
Series 2019-XL, Class F (1 month LIBOR + 2.000%) (A)(E)	2.090	10-15-36	425,000	422,337
Asset backed securities 0.8%				$1,307,956
(Cost $1,278,898)
Asset backed securities 0.8%				1,307,956
Driven Brands Funding LLC
Series 2019-1A, Class A2 (A)	4.641	04-20-49	530,013	560,645
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (A)	4.970	08-25-49	124,063	134,665
Sonic Capital LLC
Series 2020-1A, Class A2II (A)	4.336	01-20-50	199,475	214,128
VR Funding LLC
Series 2020-1A, Class A (A)	2.790	11-15-50	400,736	398,518

	Shares	Value
Common stocks 31.3%		$47,396,278
(Cost $46,137,147)
Communication services 2.7%		4,084,155
Diversified telecommunication services 2.1%
BCE, Inc.	5,765	290,134
Elisa OYJ	4,478	268,891
Koninklijke KPN NV	88,654	261,146
Orange SA	25,247	271,424
Proximus SADP	14,262	259,242
Swisscom AG	470	261,090
Telefonica Deutschland Holding AG	105,386	281,078
Telenor ASA	8,328	123,057
Telstra Corp., Ltd.	96,664	278,581
TELUS Corp.	12,702	290,343
Verizon Communications, Inc.	12,514	629,079
Media 0.2%
Shaw Communications, Inc., Class B	9,942	287,960
Wireless telecommunication services 0.4%
SoftBank Corp.	21,400	294,562
Tele2 AB, B Shares	20,151	287,568
Consumer discretionary 0.2%		264,313
Household durables 0.2%
Sekisui House, Ltd.	13,600	264,313
Consumer staples 5.9%		9,007,362
Beverages 1.3%
Keurig Dr. Pepper, Inc.	18,947	644,009
PepsiCo, Inc.	4,131	660,051
10	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Beverages (continued)
The Coca-Cola Company	12,186	$639,156
Food and staples retailing 0.6%
Tesco PLC	76,043	280,482
The Kroger Company	16,708	693,883
Food products 1.8%
Bunge, Ltd.	5,469	473,451
General Mills, Inc.	7,069	436,652
Hormel Foods Corp.	15,731	651,263
Kellogg Company	8,875	542,973
Mondelez International, Inc., Class A	11,009	648,870
Household products 1.7%
Colgate-Palmolive Company	8,737	655,450
Kimberly-Clark Corp.	3,835	499,739
The Clorox Company	4,126	671,919
The Procter & Gamble Company	4,729	683,719
Tobacco 0.5%
Altria Group, Inc.	6,703	285,816
British American Tobacco PLC	7,980	267,068
Japan Tobacco, Inc.	13,700	272,861
Financials 4.2%		6,304,080
Banks 2.2%
BOC Hong Kong Holdings, Ltd.	86,000	259,961
Canadian Imperial Bank of Commerce	2,057	229,379
Hang Seng Bank, Ltd.	14,945	264,277
JPMorgan Chase & Co.	3,961	629,126
Mitsubishi UFJ Financial Group, Inc.	50,979	269,240
Mizuho Financial Group, Inc.	21,365	263,402
Royal Bank of Canada	2,663	263,288
Sumitomo Mitsui Financial Group, Inc.	5,119	166,546
The Bank of Nova Scotia	1,599	99,862
The PNC Financial Services Group, Inc.	3,125	615,625
The Toronto-Dominion Bank	3,890	274,518
Capital markets 1.1%
Daiwa Securities Group, Inc.	49,545	274,754
T. Rowe Price Group, Inc.	3,170	633,842
The Blackstone Group, Inc.	4,621	653,640
Insurance 0.9%
Admiral Group PLC	6,731	264,624
MS&AD Insurance Group Holdings, Inc.	8,898	259,453
The Travelers Companies, Inc.	4,161	611,459
Tokio Marine Holdings, Inc.	5,398	271,084
Health care 2.9%		4,453,300
Biotechnology 0.9%
AbbVie, Inc.	6,074	700,211
Amgen, Inc.	3,188	634,029
Health care providers and services 0.1%
CVS Health Corp.	2,830	252,040
Pharmaceuticals 1.9%
GlaxoSmithKline PLC	14,374	291,837
Johnson & Johnson	3,948	615,612
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	11

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	8,054	$603,325
Pfizer, Inc.	15,331	823,735
Sanofi	2,723	258,855
Takeda Pharmaceutical Company, Ltd.	10,229	273,656
Industrials 1.6%		2,405,171
Aerospace and defense 0.3%
General Dynamics Corp.	2,587	488,865
Industrial conglomerates 0.6%
3M Company	3,650	620,646
CK Hutchison Holdings, Ltd.	41,970	262,741
Machinery 0.5%
Illinois Tool Works, Inc.	2,992	694,593
Marine 0.2%
SITC International Holdings Company, Ltd.	84,743	338,326
Information technology 2.6%		3,916,855
Communications equipment 0.4%
Cisco Systems, Inc.	11,865	650,677
IT services 0.9%
IBM Corp.	5,311	621,918
Kyndryl Holdings, Inc. (F)	1,062	16,780
Paychex, Inc.	5,370	640,104
Semiconductors and semiconductor equipment 0.7%
Broadcom, Inc.	1,246	689,885
Intel Corp.	7,145	351,534
Software 0.2%
Oracle Corp. Japan	3,000	294,289
Technology hardware, storage and peripherals 0.4%
NetApp, Inc.	7,332	651,668
Materials 1.6%		2,441,433
Chemicals 0.4%
Evonik Industries AG	3,238	97,358
International Flavors & Fragrances, Inc.	4,069	578,490
Containers and packaging 0.6%
International Paper Company	4,832	219,953
Packaging Corp. of America	4,831	630,880
Metals and mining 0.4%
Newmont Corp.	11,520	632,678
Paper and forest products 0.2%
UPM-Kymmene OYJ	7,779	282,074
Real estate 1.5%		2,249,856
Equity real estate investment trusts 1.1%
Crown Castle International Corp.	3,694	671,015
Extra Space Storage, Inc.	3,538	707,600
Japan Real Estate Investment Corp.	43	248,855
Mapletree Logistics Trust	67,980	92,473
Real estate management and development 0.4%
CK Asset Holdings, Ltd.	46,509	266,032
Sun Hung Kai Properties, Ltd.	21,671	263,881
12	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities 8.1%		$12,269,753
Electric utilities 3.7%
Alliant Energy Corp.	11,679	639,892
American Electric Power Company, Inc.	7,533	610,550
AusNet Services, Ltd.	151,570	273,755
CLP Holdings, Ltd.	28,500	279,211
Evergy, Inc.	10,425	659,903
Eversource Energy	7,754	637,922
Exelon Corp.	12,789	674,364
Power Assets Holdings, Ltd.	47,800	287,980
Red Electrica Corp. SA	14,303	304,024
Terna - Rete Elettrica Nazionale (G)	36,837	273,933
The Kansai Electric Power Company, Inc.	29,700	268,318
The Southern Company	10,505	641,856
Gas utilities 0.4%
Enagas SA	12,418	283,327
Snam SpA	50,109	282,380
Multi-utilities 3.4%
Algonquin Power & Utilities Corp.	16,000	712,000
Ameren Corp.	7,755	632,730
CMS Energy Corp.	7,602	447,378
Dominion Energy, Inc.	7,375	525,100
Dominion Energy, Inc.	4,500	424,800
DTE Energy Company	5,735	621,330
E.ON SE	22,652	279,443
National Grid PLC	22,299	295,887
Public Service Enterprise Group, Inc.	10,269	641,710
WEC Energy Group, Inc.	7,191	625,114
Water utilities 0.6%
Essential Utilities, Inc.	14,053	664,285

United Utilities Group PLC	19,673	282,561
Preferred securities 3.3%		$5,017,553
(Cost $4,720,836)
Communication services 0.3%		534,923
Wireless telecommunication services 0.3%
Telephone & Data Systems, Inc., 6.625%	20,125	534,923
Financials 0.2%		309,330
Banks 0.2%
Wells Fargo & Company, 7.500%	211	309,330
Industrials 0.1%		172,698
Trading companies and distributors 0.1%
Fortress Transportation and Infrastructure Investors LLC (8.250% 6-15-26, then 5 Year CMT + 7.378%)	6,725	172,698
Information technology 0.4%		607,481
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc., 8.000%	350	607,481
Real estate 0.2%		260,985
Equity real estate investment trusts 0.2%
Pebblebrook Hotel Trust, 6.375%	10,275	260,985
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	13

	Shares	Value
Utilities 2.1%		$3,132,136
Electric utilities 0.9%
American Electric Power Company, Inc., 6.125%	9,491	462,686
NextEra Energy, Inc., 6.219%	10,224	552,096
SCE Trust VI, 5.000%	10,564	261,987
Gas utilities 0.5%
Spire, Inc., 7.500%	7,643	378,252
UGI Corp., 7.250%	4,500	434,925
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	4,400	412,896
Multi-utilities 0.4%

DTE Energy Company, 6.250%	7,050	340,586

NiSource, Inc., 7.750%	2,800	288,708
Rights 0.0%		$37
(Cost $0)
Mapletree Logistics Trust (Expiration Date: 12-14-21; Strike Price: SGD 1.84) (F)	2,514	37

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 6.3%				$9,648,083
(Cost $9,648,046)
Commercial paper 2.1%				3,248,853
CAFCO LLC	0.090	12-07-21	500,000	499,992
Cooperative Rabobank UA	0.190	05-03-22	750,000	749,480
Old Line Funding LLC	0.150	03-02-22	750,000	749,672
Sumitomo Mitsui Trust Bank, Ltd.	0.090	12-17-21	500,000	499,983
The Bank of Nova Scotia	0.150	02-24-22	750,000	749,726
U.S. Government 1.3%				1,999,998
U.S. Treasury Bill	0.048	12-02-21	1,000,000	999,999
U.S. Treasury Bill	0.057	12-02-21	1,000,000	999,999

	Yield (%)	Shares	Value
Short-term funds 2.9%			4,399,232
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(H)	4,399,232	4,399,232

Total investments (Cost $150,020,239) 99.8%	$151,320,312
Other assets and liabilities, net 0.2%	265,696
Total net assets 100.0%	$151,586,008

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
SGD	Singapore Dollar

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $58,633,577 or 38.7% of the fund’s net assets as of 11-30-21.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
14	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Non-income producing security.
(G)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $230,976. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $243,589 in the form of U.S. Treasuries was pledged to the fund.
(H)	The rate shown is the annualized seven-day yield as of 11-30-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 11-30-21:
United States	58.8%
Canada	3.6%
Mexico	3.3%
Japan	3.0%
Hong Kong	2.8%
United Kingdom	2.5%
Luxembourg	2.3%
China	2.2%
Netherlands	1.8%
Brazil	1.5%
Other countries	18.2%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	15

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	994,175	EUR	859,325	SSB	1/19/2022	$17,859	—
USD	558,112	MXN	11,630,000	CITI	1/19/2022	20,802	—
USD	11,500	MXN	250,000	GSI	1/19/2022	—	$(50)
						$38,661	$(50)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	52.00	Dec 2021	20	2,000	$1,040	$(10)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	53.50	Dec 2021	12	1,200	336	(18)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	52.50	Dec 2021	14	1,400	294	(70)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.50	Dec 2021	20	2,000	550	(520)
Exchange-traded	iShares MSCI Japan ETF	USD	71.50	Dec 2021	17	1,700	833	(153)
Exchange-traded	iShares MSCI Japan ETF	USD	72.00	Dec 2021	17	1,700	527	(255)
Exchange-traded	iShares MSCI Japan ETF	USD	71.50	Dec 2021	17	1,700	765	(281)
Exchange-traded	iShares MSCI Japan ETF	USD	69.00	Dec 2021	17	1,700	688	(782)
							$5,033	$(2,089)
Puts
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	52.00	Dec 2021	47	4,700	$3,526	$(14,664)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	52.00	Dec 2021	47	4,700	4,200	(14,805)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	50.50	Dec 2021	48	4,800	4,431	(13,056)
Exchange-traded	iShares MSCI Emerging Markets ETF	USD	48.00	Dec 2021	49	4,900	5,168	(5,635)
Exchange-traded	iShares MSCI Japan ETF	USD	70.50	Dec 2021	15	1,500	1,890	(6,375)
Exchange-traded	iShares MSCI Japan ETF	USD	70.00	Dec 2021	14	1,400	1,554	(5,250)
Exchange-traded	iShares MSCI Japan ETF	USD	69.50	Dec 2021	14	1,400	1,662	(6,160)
Exchange-traded	iShares MSCI Japan ETF	USD	67.00	Dec 2021	14	1,400	2,177	(3,409)
							$24,608	$(69,354)
							$29,641	$(71,443)

Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
CITI	FTSE 100 Index	GBP	7,390.00	Dec 2021	6	6	$301	—
CITI	FTSE 100 Index	GBP	7,300.00	Dec 2021	2	2	148	$(87)
GSI	FTSE 100 Index	GBP	7,425.00	Dec 2021	6	6	315	(13)
							$764	$(100)
Exchange-traded	EURO STOXX 50 Index	EUR	4,400.00	Dec 2021	3	30	1,025	(12)
Exchange-traded	EURO STOXX 50 Index	EUR	4,450.00	Dec 2021	2	20	422	(7)
Exchange-traded	EURO STOXX 50 Index	EUR	4,425.00	Dec 2021	3	30	846	(56)
Exchange-traded	EURO STOXX 50 Index	EUR	4,250.00	Dec 2021	3	30	1,221	(696)
Exchange-traded	FTSE 100 Index	GBP	7,325.00	Dec 2021	1	10	561	(236)
Exchange-traded	S&P 500 Index	USD	4,765.00	Dec 2021	2	200	5,654	(80)
Exchange-traded	S&P 500 Index	USD	4,760.00	Dec 2021	2	200	4,838	(570)
Exchange-traded	S&P 500 Index	USD	4,810.00	Dec 2021	3	300	7,767	(900)
Exchange-traded	S&P 500 Index	USD	4,750.00	Dec 2021	3	300	8,401	(4,455)
							$30,735	$(7,012)
Puts
CITI	FTSE 100 Index	GBP	7,280.00	Dec 2021	7	7	$725	$(2,104)
16	JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Options on index (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
CITI	FTSE 100 Index	GBP	7,125.00	Dec 2021	7	7	$1,130	$(1,613)
GSI	FTSE 100 Index	GBP	7,325.00	Dec 2021	7	7	743	(2,574)
							$2,598	$(6,291)
Exchange-traded	EURO STOXX 50 Index	EUR	4,350.00	Dec 2021	4	40	2,281	(12,416)
Exchange-traded	EURO STOXX 50 Index	EUR	4,375.00	Dec 2021	4	40	2,408	(13,618)
Exchange-traded	EURO STOXX 50 Index	EUR	4,325.00	Dec 2021	4	40	2,879	(11,584)
Exchange-traded	EURO STOXX 50 Index	EUR	4,125.00	Dec 2021	4	40	4,374	(5,498)
Exchange-traded	FTSE 100 Index	GBP	7,200.00	Dec 2021	1	10	1,338	(2,829)
Exchange-traded	S&P 500 Index	USD	4,700.00	Dec 2021	2	200	11,793	(25,960)
Exchange-traded	S&P 500 Index	USD	4,690.00	Dec 2021	2	200	12,421	(26,320)
Exchange-traded	S&P 500 Index	USD	4,730.00	Dec 2021	2	200	12,010	(34,520)
Exchange-traded	S&P 500 Index	USD	4,640.00	Dec 2021	2	200	18,087	(25,340)
							$67,591	$(158,085)
							$101,688	$(171,488)

Derivatives Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
GSI	Goldman Sachs International
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-ASSET HIGH INCOME FUND	17

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Foreign government obligations	$1,947,210	—	$1,947,210	—
Corporate bonds	84,247,005	—	84,247,005	—
Term loans	1,333,853	—	1,333,853	—
Collateralized mortgage obligations	422,337	—	422,337	—
Asset backed securities	1,307,956	—	1,307,956	—
Common stocks	47,396,278	$35,350,378	12,045,900	—
Preferred securities	5,017,553	5,017,553	—	—
Rights	37	—	37	—
Short-term investments	9,648,083	4,399,232	5,248,851	—
Total investments in securities	$151,320,312	$44,767,163	$106,553,149	—
Derivatives:
Assets
Forward foreign currency contracts	$38,661	—	$38,661	—
Liabilities
18	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Forward foreign currency contracts	$(50)	—	$(50)	—
Written options	(242,931)	$(236,540)	(6,391)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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